Geographical Information - Schedule of Revenues and Property and Equipment (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		¥ 669,503	$ 94,298	¥ 884,066	¥ 784,616
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		343,119	48,327	391,652	562,464
Property and equipment, net		44,676		55,629		$ 6,292
Overseas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	326,384	45,971	492,414	222,152
Property and equipment, net		9,208		3,098		$ 1,297
HongKong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		52,272	7,362	262,095	18,727
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		113,143	15,936	96,413	111,481
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	¥ 160,969	$ 22,673	¥ 133,906	¥ 91,944

[1]	Overseas revenue refers to revenues generated by the Group’s operating legal entities incorporated outside mainland China or generated by our operating legal entities incorporated in mainland China but are attributable to customers located outside mainland China . Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.
[2]	No individual country or area, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2021, 2022 and 2023, respectively.